BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) - Chairman of the Board [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Minimum profit for bonus payment	$ 5,000
Monthly payment [Member]
Related Party Transaction [Line Items]
Compensation	4
Annual cash bonus [Member]
Related Party Transaction [Line Items]
Compensation	$ 30